Description of Business (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			0 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Navios Logistics	May 31, 2014 Navios Asia	May 30, 2013 Navios Asia	Jun. 30, 2014 Navios Partners	Jun. 30, 2014 Navios Acquisition	Oct. 09, 2013 Navios Europe
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings			63.80%		51.00%
Ownership percentage of third party					49.00%
Ownership percentage of Navios Holdings						20.00%	46.40%	47.50%
General partner interest of Navios Holdings						2.00%
Remaining noncontrolling interest percentage acquired				49.00%
Acquisition of noncontrolling interest	$ 10,889	$ 0		$ 10,889
Percentage of voting stock of Navios Holdings in Navios Acquisition							43.10%